Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.	FAIR VALUE MEASUREMENTS

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value are performed in a manner to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company classified its money market funds within Level 1 because their fair values are based on their quoted market prices. The Company classified its commercial paper and fixed income securities within Level 2 because their fair values are determined using alternative pricing sources or models that utilized market observable inputs.

A summary of the assets and liabilities that are measured at fair value as of September 30, 2016 and December 31, 2015 is as follows (in thousands):

		Fair Value Measurement Using
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
September 30, 2016
Money market funds (1)	$3,993	$3,993	$—	$—
Fixed income securities	10,313	—	10,313	—

Total September 30, 2016	$14,306	$3,993	$10,313	$—

December 31, 2015
Money market funds (1)	$2,422	$2,422	$—	$—
Commercial paper (1)	450	—	450	—
Fixed income securities	8,524	—	8,524	—

Total December 31, 2015	$11,396	$2,422	$8,974	$—

(1) Money market funds and commercial paper are included within cash and cash equivalents in the accompanying consolidated balance sheets recognized at fair value.

4.	FAIR VALUE MEASUREMENTS

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value are performed in a manner to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company classified its money market funds within Level 1 because their fair values are based on their quoted market prices. The Company classified its commercial paper and fixed income securities within Level 2 because their fair values are determined using alternative pricing sources or models that utilized market observable inputs.

A summary of the assets and liabilities that are measured at fair value as of December 31, 2014 and 2015 is as follows (in thousands):

		Fair Value Measurement Using
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2014
Money market funds (1)	$650	$650	$—	$—

December 31, 2015
Money market funds (1)	$2,422	$2,422	$—	$—
Commercial paper (1)	450	—	450	—
Fixed income securities	8,524	—	8,524	—

Total December 31, 2015	$11,396	$2,422	$8,974	$—

(1) Money market funds and commercial paper are included within cash and cash equivalents in the accompanying consolidated balance sheets recognized at fair value.